REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 71,315	$ 82,732
Other revenue	14,691	13,192
Revenue	86,006	95,924
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,299	5,229
Other revenue	4,744	4,990
Revenue	10,043	10,219
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenue	476	309
Revenue	476	309
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,856	4,878
Other revenue	629	432
Revenue	6,485	5,310
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	18,885	16,899
Other revenue	2,640	1,335
Revenue	21,525	18,234
Private Equity and Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	37,977	52,570
Other revenue	3,344	3,113
Revenue	41,321	55,683
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,298	3,156
Other revenue	2,858	3,013
Revenue	$ 6,156	$ 6,169